HENDERSON GLOBAL FUNDS

Henderson European Focus Fund
Henderson Global Technology Fund
Henderson Strategic Income Fund
Prospectus and Statement of Additional Information
each dated November 30, 2014, as amended March 31, 2015
Summary Prospectus each dated November 30, 2014

Henderson International Opportunities Fund
Prospectus and Statement of Additional Information
each dated November 30, 2014, as amended March 31, 2015
Summary Prospectus dated November 30, 2014, as amended August 14, 2015

Supplement dated August 28, 2015
to the Prospectus, Summary Prospectuses and Statement of Additional Information as dated above

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Accelerated Conversion of Class B Shares to Class A Shares

Effective as of the close of business on November 4, 2015 (the “Conversion Date”), each of Henderson European Focus Fund, Henderson Global Technology Fund, Henderson International Opportunities Fund and Henderson Strategic Income Fund (each, a “Fund” and collectively, the “Funds”) will automatically convert its outstanding Class B shares to Class A shares of the same Fund, notwithstanding the disclosure of Class B conversion features in the Prospectus that sets forth a different date. Class B shares of the Funds will be converted pursuant to the following table:

Fund	Class B Shares Conversion Into	Class A Shares Ticker	Class A Shares CUSIP
Henderson European Focus Fund	Class A shares	HFEAX	425067709
Henderson Global Technology Fund	Class A shares	HFGAX	425067105
Henderson International Opportunities Fund	Class A shares	HFOAX	425067840
Henderson Strategic Income Fund	Class A shares	HFAAX	425067816

After the Conversion Date, Class B will be terminated as a separately designated class of each Fund.

No initial sales charge or contingent deferred sales charge (“CDSC”) will be assessed in connection with this conversion. The automatic conversion of each Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by such converting shareholder, although shareholders should consult their own tax advisors. As of the Conversion Date, all references to Class B shares of the Funds in the Prospectus, Summary Prospectuses and Statement of Additional Information are hereby deleted.

The fees and expenses payable with respect to Class A shares are set forth in the Prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS,
SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE